Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000022370
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 21, 2015
Document Effective Date	dei_DocumentEffectiveDate	Sep. 21, 2015
Prospectus Date	rr_ProspectusDate	Sep. 21, 2015